Average Annual Total Returns		12 Months Ended	22 Months Ended	57 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Monarch Ambassador Income Index ETF | Monarch Ambassador Income Index
Prospectus [Line Items]
Average Annual Return, Percent		10.58%		0.94%
Monarch Ambassador Income Index ETF | Bloomberg U.S. Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Percent	[1]	7.30%		0.28%
Monarch Ambassador Income Index ETF | Monarch Ambassador Income Index ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		10.50%		0.74%
Performance Inception Date		Mar. 23, 2021
Monarch Ambassador Income Index ETF | Monarch Ambassador Income Index ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		9.38%		0.07%
Monarch Ambassador Income Index ETF | Monarch Ambassador Income Index ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		6.20%		0.27%
Monarch Blue Chips Elite Index ETF | Monarch Blue Chips Core Index
Prospectus [Line Items]
Average Annual Return, Percent	[2]	7.56%		9.00%
Monarch Blue Chips Elite Index ETF | S&P 500 Index
Prospectus [Line Items]
Average Annual Return, Percent	[3]	17.88%		14.10%
Monarch Blue Chips Elite Index ETF | Monarch Blue Chips Elite Index ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		7.49%		8.76%
Performance Inception Date		Mar. 23, 2021
Monarch Blue Chips Elite Index ETF | Monarch Blue Chips Elite Index ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		7.37%		8.72%
Monarch Blue Chips Elite Index ETF | Monarch Blue Chips Elite Index ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.43%		6.89%
Monarch Dividend Plus Index ETF | Monarch Dividend Plus Index
Prospectus [Line Items]
Average Annual Return, Percent		7.69%	5.18%
Monarch Dividend Plus Index ETF | Dow Jones Industrial Average Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent	[4]	14.92%	14.66%
Monarch Dividend Plus Index ETF | S&P 500 Composite 1500 Value Index USD TR
Prospectus [Line Items]
Average Annual Return, Percent	[5]	12.72%	11.41%
Monarch Dividend Plus Index ETF | Monarch Dividend Plus Index ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		7.36%	4.94%
Performance Inception Date		Mar. 06, 2024
Monarch Dividend Plus Index ETF | Monarch Dividend Plus Index ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		6.74%	4.47%
Monarch Dividend Plus Index ETF | Monarch Dividend Plus Index ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.35%	3.63%
Monarch ProCap Index ETF | Bloomberg U.S. Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Percent	[6]	7.30%		0.28%
Monarch ProCap Index ETF | Monarch ProCap Index
Prospectus [Line Items]
Average Annual Return, Percent		9.34%		6.23%
Monarch ProCap Index ETF | S&P Target Risk Moderate Index
Prospectus [Line Items]
Average Annual Return, Percent	[7]	13.38%		4.91%
Monarch ProCap Index ETF | Monarch ProCap Index ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		9.33%		6.11%
Performance Inception Date		Mar. 23, 2021
Monarch ProCap Index ETF | Monarch ProCap Index ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		8.46%		5.53%
Monarch ProCap Index ETF | Monarch ProCap Index ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		5.51%		4.53%
Monarch Select Subsector Index ETF | S&P 500 Index
Prospectus [Line Items]
Average Annual Return, Percent	[8]	17.88%	19.02%
Monarch Select Subsector Index ETF | Monarch Select Subsector Index
Prospectus [Line Items]
Average Annual Return, Percent		9.88%	11.33%
Monarch Select Subsector Index ETF | Monarch Select Subsector Index ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		9.85%	11.28%
Performance Inception Date		Mar. 06, 2024
Monarch Select Subsector Index ETF | Monarch Select Subsector Index ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		9.76%	11.16%
Monarch Select Subsector Index ETF | Monarch Select Subsector Index ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		5.83%	8.65%
Monarch Volume Factor Dividend Tree Index ETF | Monarch Volume Factor Global Unconstrained Index
Prospectus [Line Items]
Average Annual Return, Percent		10.28%	8.55%
Monarch Volume Factor Dividend Tree Index ETF | S&P Composite 1500 Index
Prospectus [Line Items]
Average Annual Return, Percent	[9]	17.02%	18.16%
Monarch Volume Factor Dividend Tree Index ETF | Monarch Volume Factor Dividend Tree Index ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		10.12%	8.37%
Performance Inception Date		Mar. 06, 2024
Monarch Volume Factor Dividend Tree Index ETF | Monarch Volume Factor Dividend Tree Index ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		9.50%	7.83%
Monarch Volume Factor Dividend Tree Index ETF | Monarch Volume Factor Dividend Tree Index ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		5.97%	6.26%
Monarch Volume Factor Global Unconstrained Index ETF | Monarch Volume Factor Global Unconstrained Index
Prospectus [Line Items]
Average Annual Return, Percent		21.14%	15.06%
Monarch Volume Factor Global Unconstrained Index ETF | S&P Global 1200 Index
Prospectus [Line Items]
Average Annual Return, Percent	[10]	23.03%	19.25%
Monarch Volume Factor Global Unconstrained Index ETF | Monarch Volume Factor Global Unconstrained Index ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		20.92%	14.78%
Performance Inception Date		Mar. 06, 2024
Monarch Volume Factor Global Unconstrained Index ETF | Monarch Volume Factor Global Unconstrained Index ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		19.93%	13.96%
Monarch Volume Factor Global Unconstrained Index ETF | Monarch Volume Factor Global Unconstrained Index ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		12.34%	11.08%

[1]	The Bloomberg U.S. Aggregate Bond Index is a broad-based, market capitalization-weighted bond market index representing intermediate term investment grade bonds traded in the United States. Investors cannot invest directly in an index. Unlike the Fund’s returns, the index does not reflect any fees or expenses.
[2]	Effective June 3, 2026, the benchmark changed from the Monarch Blue Chips Core Index to the Monarch Blue Chips Elite Index.
[3]	The S&P 500® Index is an unmanaged free-float capitalization-weighted index which measures the performance of 500 large-cap common stocks actively traded in the United States. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.
[4]	The Dow Jones Industrial Average® is a price-weighted stock market index tracking 30 large, well-established U.S. companies across various industries, serving as a key benchmark for overall market performance. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.
[5]	The S&P Composite 1500® Value measures constituents from the S&P Composite 1500 that are classified as value stocks based on three factors: the ratios of book value, earnings and sales to price. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.
[6]	The Bloomberg U.S. Aggregate Bond Index is a broad-based, market capitalization-weighted bond market index representing intermediate term investment grade bonds traded in the United States. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.
[7]	The S&P Target Risk Moderate Index is designed to measure the performance of moderate stock-bond allocations to fixed income while seeking to increase opportunities for higher returns through equities. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.
[8]	The S&P 500® Index is an unmanaged free-float capitalization-weighted index which measures the performance of 500 large-cap common stocks actively traded in the United States. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.
[9]	The S&P Composite 1500 Index® is a broad U.S. stock market index combining large, mid, and small-cap stocks, covering approximately 90% of U.S. market capitalization. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.
[10]	The S&P Global 1200 Index is a free-float weighted stock market index composed of seven regional indices: S&P 500 Index, S&P Asia 50 Index, S&P/ASX 50 Index, S&P Europe 350 Index, S&P Latin America 40 Index, S&P/TOPIX 150 Index and S&P/TSX 60 Index.